UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 13F FORM 13F COVER PAGE Report for the Calendar Year or Quarter Ended: September 30, 2000 Check Here if Amendment [ ]; Amendment Number: This Amendment (Check only one): [ ] is a restatement. [ ] adds new holdings entries. Institutional Investment Manager Filing this Report: Name: Kit Cole Investment Advisory Services Address: 851 Irwin Street, Suite 301 San Rafael, CA 94901 13F File Number: 028-05287 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager: Name: Elizabeth Schrock Title: Compliance Officer Phone: 415-457-9000 Signature, Place and Date of Signing: Elizabeth Schrock San Rafael, California November 13, 2000 Report Type (check only one): [X] 13F HOLDINGS REPORT. [ ] 13F NOTICE. [ ] 13F COMBINATION REPORT. List of Other Managers Reporting for this Manager: None. Form 13F SUMMARY PAGE Report Summary: Number of Other Included Managers: None. Form 13F Information Table Entry Total: 30 Form13F Information Table Value Total: $139,210 List of Other Included Managers: None. Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None. Kit Cole Investment Advisory Services 3Q00 13F Information Table Name of Issuer Title Cusip Mkt Shares SH/ Investme Other Voting of Value nt Class (x PRN Discreti Manager Discret $1000) on s ion Abgenix, Inc. COM 00339b107 5,823 72050 SH SOLE NONE SOLE Adobe Systems COM 00724f101 9,028 58150 SH SOLE NONE SOLE America Online COM 02364j104 1,911 35560 SH SOLE NONE SOLE American Express COM 25816109 3,909 64350 SH SOLE NONE SOLE Ariba, Inc. COM 04033v104 4,688 32725 SH SOLE NONE SOLE Baxter COM 71813109 3,296 41300 SH SOLE NONE SOLE International Cisco Systems COM 17275r102 284 5246 SH SOLE NONE SOLE Citigroup COM 172967101 8,300 153346 SH SOLE NONE SOLE EMC Corporation COM 268648102 3,522 35526 SH SOLE NONE SOLE Exodus COM 302088109 4,124 83525 SH SOLE NONE SOLE Communications Flextronics COM y2573f102 3,472 42275 SH SOLE NONE SOLE General Electric COM 369604103 9,387 162726 SH SOLE NONE SOLE HCA Healthcare COM 404119109 2,731 73550 SH SOLE NONE SOLE Hewlett Packard COM 428236103 3,450 35567 SH SOLE NONE SOLE Household COM 441815107 3,651 64475 SH SOLE NONE SOLE International Human Genome COM 444903108 4,146 23950 SH SOLE NONE SOLE Inhale Thera COM 457191104 4,719 83700 SH SOLE NONE SOLE JDS Uniphase COM 46612j101 5,504 58125 SH SOLE NONE SOLE Corp. Jabil Circuit COM 466313103 2,877 50700 SH SOLE NONE SOLE Micromuse, Inc. COM 595094103 7,415 36900 SH SOLE NONE SOLE Millennium Pharm COM 599902103 4,922 33700 SH SOLE NONE SOLE Network Appliance COM 64120l104 3596 28234 SH SOLE NONE SOLE Palm, Inc. COM 696642107 3,986 75300 SH SOLE NONE SOLE Providian COM 74406a102 4,474 35225 SH SOLE NONE SOLE Financial Sanmina Corp. COM 800907107 2,692 28750 SH SOLE NONE SOLE Sun Microsystems COM 866810104 13,100 122205 SH SOLE NONE SOLE Tenet Healthcare COM 88033G100 3,509 96475 SH SOLE NONE SOLE United HealthCare COM 91324P102 3,422 34650 SH SOLE NONE SOLE Washington Mutual COM 939322103 4,303 108075 SH SOLE NONE SOLE WellPoint Health COM 94973h108 2,969 30925 SH SOLE NONE SOLE 139,210